                              Prospectus Supplement
                    Liberty Life Assurance Company of Boston
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
               (LIBERTY'S SPECTRUM SELECT MODIFIED SINGLE PAYMENT
                       VARIABLE LIFE INSURANCE CONTRACT)

                   Supplement to Prospectus Dated May 1, 2001

                                       ***
 FOR CONTRACTS APPLIED FOR ON OR AFTER JANUARY 21, 2002 IN STATES WHERE APPROVED

This supplement describes certain changes to the Guaranteed Death Benefit provisions under the Contracts. We will include these changes in newly issued Contracts in each state after we receive state approval. For Contracts applied for after our implementation date in states where we have received approval, the following sections of the prospectus are modified as described below. Effective January 21, 2002, we are implementing these changes in the following states: Alaska, Arizona, California, Colorado, District of Columbia, Kansas, Kentucky, Michigan, Mississippi, New Hampshire, North Dakota, Oklahoma, South Dakota, Tennessee, Wisconsin, and Wyoming. For Contracts applied for in states where we have not implemented these changes or before we implemented these changes, the provisions in the Prospectus dated May 1, 2001 will apply. Contact your agent, or our Service Center at (800) 400-1377, to find out whether these changes have been implemented in your state.

The first sentence of the eighth paragraph on page ii is replaced with the following:

            Under the Single Life Contracts as long as this contract is in force, when the insured dies, we will pay a Death Benefit to a Beneficiary specified by you.

Question 14 on page 10 is replaced with the following:

           14.  WHEN DOES COVERAGE UNDER THE CONTRACT END?

           Your Contract will remain in force until payment of the Death Benefit or the Maturity Date, unless you voluntarily surrender it at an earlier date, or it lapses. Your Contract has a Guaranteed Death Benefit (called Guaranteed Coverage in Maryland). Under this provision, if you do not have any outstanding Indebtedness, your Contract will not lapse before a specified period of time set out in the Contract. After the end of that period, your Contract could lapse if the Surrender Value is not large enough to cover the full Monthly Deduction and the necessary amount is not paid before the end of the Grace Period. For more detail see `Termination and Grace Period" on page 33.

           After the period of Guaranteed Coverage ends or if you have outstanding Indebtedness during that period, the Contract will enter a 61-day Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction. The Contract will terminate at the end of the Grace Period, unless you pay an amount sufficient to keep the Contract in force. In addition, the Contract will terminate on the Maturity Date, if it has not previously terminated. You may enable the Contract to remain in force after the Maturity Date by entering into an Extended Maturity Agreement, as long as other conditions are met. See "Extended Maturity Agreement" on page 34.

           Supplement Dated January 2, 2002                       SVUL-2001162

           The terms of the Guaranteed Death Benefit may vary in some states. See your Contract for a complete explanation of this provision.

The first sentence of the second paragraph of the ACCELERATED DEATH BENEFIT provision on page 29 is replaced with the following:

If you request an Accelerated Death Benefit, the balance of the Death Benefit (net of the amount previously requested) is payable on the Insured's death as long as the Contract is in force.

The TERMINATION AND GRACE PERIOD provision on pages 33-34 is replaced with the following:

           TERMINATION AND GRACE PERIOD. The Contract will terminate and life insurance coverage will end when one of the following events first occurs:

          (a) you surrender your Contract;
          (b) the Contract reaches the Maturity Date;
          (c) the Grace Period ends; or
          (d) the Insured dies.

           Your Contract will enter the Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction and either you have any unpaid Indebtedness, or the Guaranteed Death Benefit period has ended. You will be given a 61-day Grace Period in which to pay an additional amount sufficient to keep the Contract in force after the end of the Grace Period.

      At least 61 days before the end of the Grace Period, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Contract from terminating. The amount shown in the notice will be determined as provided in the Contract. You may pay a larger amount if you wish. If you do not pay us the amount shown in the notice before the end of the Grace Period, your contract will end at the end of the Grace Period.

      The Contract will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by an amount equal to the Monthly Deductions due and unpaid. See "Death Benefit" on page 28.

      Under the Contract's Guaranteed Death Benefit provision (called Guaranteed Coverage in Maryland), your Contract will not lapse before the end of the period shown in the table below as long as you have no outstanding Indebtedness.

                                                   SINGLE LIFE CONTRACTS

                     ISSUE AGE            EXPIRY DATE OF GUARANTEED DEATH BENEFIT
                     ---------            ---------------------------------------
                      0-34                30 Years from the Contract Date
                     35-54                20 Years from the Contract Date
                     55-80                10 Years from the Contract Date
                     81-85                5 Years from the Contract Date

                             SURVIVORSHIP CONTRACTS

                     Younger
                     Insured's


                     ISSUE AGE            EXPIRY DATE OF GUARANTEED DEATH BENEFIT
                     ---------            ---------------------------------------
                     0-39                 25 Years from the Contract Date
                     40-59                15 Years from the Contract Date
                     60-85                10 Years from the Contract

      While the Guaranteed Death Benefit is in effect and there is no outstanding Indebtedness, if on a Monthly Date the Surrender Value is not large enough to cover the full Monthly Deduction, we will apply the remaining Surrender Value to partially pay the Monthly Deduction and waive any insufficiency. Thereafter, we will waive all future Monthly Deductions until the Surrender Value is sufficient to pay the Monthly Deduction, or the Guaranteed Death Benefit period ends.

      After the end of the Guaranteed Death Benefit period, the Monthly Deduction will not be waived if the Surrender Value is not large enough to cover the full Monthly Deduction, regardless of whether you have any outstanding Indebtedness. Failure to pay the full Monthly Deduction will cause your Contract to enter the Grace Period and terminate if you do not pay the necessary amount before the end of the Grace Period.

      The terms of the Guaranteed Death Benefit may vary in some states, see your Contract for a complete explanation of this provision.

Appendix A -- Hypothetical Illustrations on pages A-1 through A-8 is replaced with the following:

                     APPENDIX A - HYPOTHETICAL ILLUSTRATIONS

                        ILLUSTRATIONS OF ACCOUNT VALUES,
                              SURRENDER VALUES AND
                                 DEATH BENEFITS

      The following tables have been prepared to help show how values under Single Life and Survivorship Contracts change with investment experience. The tables illustrate how Account Values, Surrender Values, and Death Benefits under a Contract issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios' assets were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Account Values, Surrender Values and Death Benefits may be different.

      The amounts shown for the Account Value, Surrender Value and Death Benefit as of each Contract Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 1.65% of average daily net assets to compensate Liberty Life for its expenses incurred and for assuming mortality and expense risks under the Contracts. In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of 0.89%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, including any expense reimbursements or fee waivers. Without expense reimbursements and fee waivers, the annual effective rate would have been 0.95%. Liberty Life anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio that has such arrangements, that change will be reflected in the net asset value of the corresponding Portfolio.

      The tables also reflect applicable charges including an annual Contract Fee of $30.00 per year, and monthly charges for providing insurance protection. Currently, no Contract Fee is deducted in any year in which the Account Value exceeds $50,000. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. The current cost of insurance charge for Single Life Contracts, Standard Class Non Tobacco is equal to the lesser of (a) 0.45% annually of the Account Value or (b) the guaranteed cost of insurance charge. The current cost of insurance charge for Survivorship Contracts, Standard Class Non Tobacco is equal to the lesser of
(a) 0.15% annually of the Account Value or (b) the guaranteed cost of insurance charge. After deduction of these amounts (other than the cost of insurance charges and contract fee), hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to approximate net annual investment rates of return of -2.54%, 3.46%, and 9.46%, respectively, on both a current and guaranteed basis. Guaranteed cost of insurance rates vary by issue age (or attained age in the case of increases in the Initial Death Benefit), sex, rating class and Contract Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above.

      The tables illustrate the Account Values, Surrender Values, and Death Benefits that would result based upon the hypothetical investment rates of return if no Payment other than the indicated initial Payment is paid, if the entire initial Payment is allocated to the Variable Account, and if no Contract Loans are taken. The tables also assume that no partial withdrawals or transfers have been made.

      Values are shown for Contracts which are issued to standard non-tobacco class Insureds. Values for Contracts issued on a basis involving a higher mortality risk would result in lower Account Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable guaranteed cost of insurance rate structure than males.

      Where the Surrender Value in an illustration is zero, any Death Benefit shown is the Guaranteed Death Benefit. If no value is shown for the Death Benefit, then the Guaranteed Death Benefit period has expired and the Contract has lapsed. If a Contract Loan is outstanding, the Guaranteed Death Benefit will not prevent a Contract from lapsing in accordance with the Grace Period provisions.

      The tables reflect the fact that no charges for Federal, state or other income taxes are currently made against the Variable Account. If such a charge is made in the future, a higher gross rate of return than illustrated will be needed to produce the net after-tax returns shown in the tables.

      Upon request, Liberty Life will furnish a comparable illustration based on the proposed Insured's age, sex, underwriting classification, proposed initial Payment, and any available agreements requested.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $60,477 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE

            SINGLE             0% HYPOTHETICAL                      6% HYPOTHETICAL                     12% HYPOTHETICAL
            PAYMENT        GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
             PLUS          -----------------------              -----------------------             -----------------------
CONTRACT   INTEREST   ACCOUNT     SURRENDER      DEATH     ACCOUNT     SURRENDER      DEATH    ACCOUNT     SURRENDER    DEATH
  YEAR       AT 5%     VALUE        VALUE       BENEFIT     VALUE        VALUE       BENEFIT    VALUE        VALUE     BENEFIT
  ----       -----     -----        -----       -------     -----        -----       -------    -----        -----     -------
    1        31,500    29,115        26,190       60,477     30,878       27,953       60,477    32,640       29,715     60,477
    2        33,075    28,227        25,377       60,477     31,750       28,900       60,477    35,481       32,631     60,477
    3        34,729    27,365        24,590       60,477     32,648       29,873       60,477    38,571       35,796     60,477
    4        36,465    26,529        24,279       60,477     33,573       31,323       60,477    41,933       39,683     60,477
    5        38,288    25,717        23,542       60,477     34,524       32,349       60,477    45,591       43,416     60,477
    6        40,203    24,930        23,430       60,477     35,503       34,003       60,477    49,571       48,071     60,477
    7        42,213    24,165        22,740       60,477     36,511       35,086       60,477    53,901       52,476     60,477
    8        44,324    23,423        23,423       60,477     37,549       37,549       60,477    58,645       58,645     63,923
    9        46,540    22,703        22,703       60,477     38,616       38,616       60,477    63,815       63,815     68,282
   10        48,867    22,004        22,004       60,477     39,715       39,715       60,477    69,484       69,484     72,958
   11        51,310    21,326        21,326       60,477     40,846       40,846       60,477    75,719       75,719     79,505
   12        53,876    20,668        20,668       60,477     42,011       42,011       60,477    82,488       82,488     86,612
   13        56,569    20,029        20,029       60,477     43,209       43,209       60,477    89,834       89,834     94,326
   14        59,398    19,409        19,409       60,477     44,442       44,442       60,477    97,802       97,802    102,692
   15        62,368    18,808        18,808       60,477     45,712       45,712       60,477   106,437      106,437    111,759
   16        65,486    18,224        18,224       60,477     47,018       47,018       60,477   115,805      115,805    121,596
   17        68,761    17,657        17,657       60,477     48,363       48,363       60,477   125,998      125,998    132,298
   18        72,199    17,107        17,107       60,477     49,747       49,747       60,477   137,087      137,087    143,942
   19        75,809    16,573        16,573       60,477     51,172       51,172       60,477   149,153      149,153    156,611
   20        79,599    16,055        16,055       60,477     52,669       52,669       60,477   162,281      162,281    170,395
   25       101,591    13,686        13,686       60,477     60,838       60,838       63,880   247,422      247,422    259,793
   30       129,658    11,646        11,646       60,477     70,432       70,432       71,136   378,080      378,080    381,861
   35       165,480     9,889         9,889       60,477     81,665       81,665       81,665   578,635      578,635    578,635

ASSUMPTIONS:

(1)   ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(2)   VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND CONTRACT FEES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $60,477 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE

            SINGLE             0% HYPOTHETICAL                     6% HYPOTHETICAL                         12% HYPOTHETICAL
            PAYMENT        GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN                 GROSS INVESTMENT RETURN
             PLUS          -----------------------             -----------------------                 -----------------------
CONTRACT   INTEREST    ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
  YEAR       AT 5%      VALUE       VALUE      BENEFIT      VALUE       VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  ----       -----      -----       -----      -------      -----       -----       -------        -----        -----       -------
    1        31,500     28,566     25,641       60,477     30,333      27,408        60,477       32,100       29,175        60,477
    2        33,075     27,029     24,179       60,477     30,579      27,729        60,477       34,345       31,495        60,477
    3        34,729     25,407     22,632       60,477     30,763      27,988        60,477       36,792       34,017        60,477
    4        36,465     23,683     21,433       60,477     30,873      28,623        60,477       39,475       37,225        60,477
    5        38,288     21,836     19,661       60,477     30,898      28,723        60,477       42,432       40,257        60,477
    6        40,203     19,826     18,326       60,477     30,809      29,309        60,477       45,706       44,206        60,477
    7        42,213     17,627     16,202       60,477     30,591      29,166        60,477       49,363       47,938        60,477
    8        44,324     15,205     15,205       60,477     30,224      30,224        60,477       53,484       53,484        60,477
    9        46,540     12,493     12,493       60,477     29,662      29,662        60,477       58,134       58,134        62,203
   10        48,867      9,429      9,429       60,477     28,867      28,867        60,477       63,265       63,265        66,428
   11        51,310      5,945      5,945       60,477     27,793      27,793        60,477       68,909       68,909        72,355
   12        53,876      1,962      1,962       60,477     26,387      26,387        60,477       75,037       75,037        78,789
   13        56,569          0          0            0     24,583      24,583        60,477       81,687       81,687        85,772
   14        59,398          0          0            0     22,297      22,297        60,477       88,900       88,900        93,345
   15        62,368          0          0            0     19,412      19,412        60,477       96,717       96,717       101,553
   16        65,486          0          0            0     15,766      15,766        60,477      105,182      105,182       110,441
   17        68,761          0          0            0     11,133      11,133        60,477      114,340      114,340       120,057
   18        72,199          0          0            0      5,201       5,201        60,477      124,235      124,235       130,447
   19        75,809          0          0            0          0           0             0      134,913      134,913       141,659
   20        79,599          0          0            0          0           0             0      146,423      146,423       153,744
   25       101,591          0          0            0          0           0             0      218,352      218,352       229,270
   30       129,658          0          0            0          0           0             0      328,756      328,756       332,044
   35       165,480          0          0            0          0           0             0      501,101      501,101       501,101

ASSUMPTIONS:

(1)   ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(2)   VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND CONTRACT FEES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $69,417 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE

            SINGLE                0% HYPOTHETICAL                       6% HYPOTHETICAL                      12% HYPOTHETICAL
            PAYMENT          GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN                GROSS INVESTMENT RETURN
             PLUS            -----------------------               -----------------------                -----------------------
CONTRACT   INTEREST     ACCOUNT    SURRENDER      DEATH        ACCOUNT   SURRENDER      DEATH          ACCOUNT   SURRENDER    DEATH
  YEAR       AT 5%       VALUE       VALUE       BENEFIT        VALUE      VALUE       BENEFIT          VALUE      VALUE     BENEFIT
  ----       -----       -----       -----       -------        -----      -----       -------          -----      -----     -------
    1       31,500        29,115      26,190       69,417        30,878     27,953       69,417         32,640     29,715     69,417
    2       33,075        28,227      25,377       69,417        31,750     28,900       69,417         35,481     32,631     69,417
    3       34,729        27,365      24,590       69,417        32,648     29,873       69,417         38,571     35,796     69,417
    4       36,465        26,529      24,279       69,417        33,573     31,323       69,417         41,933     39,683     69,417
    5       38,288        25,717      23,542       69,417        34,524     32,349       69,417         45,591     43,416     69,417
    6       40,203        24,930      23,430       69,417        35,503     34,003       69,417         49,571     48,071     69,417
    7       42,213        24,165      22,740       69,417        36,511     35,086       69,417         53,901     52,476     69,417
    8       44,324        23,423      23,423       69,417        37,549     37,549       69,417         58,645     58,645     69,417
    9       46,540        22,703      22,703       69,417        38,616     38,616       69,417         63,840     63,840     69,417
   10       48,867        22,004      22,004       69,417        39,715     39,715       69,417         69,602     69,602     73,082
   11       51,310        21,326      21,326       69,417        40,846     40,846       69,417         75,928     75,928     79,724
   12       53,876        20,668      20,668       69,417        42,011     42,011       69,417         82,809     82,809     86,949
   13       56,569        20,029      20,029       69,417        43,209     43,209       69,417         90,291     90,291     94,806
   14       59,398        19,409      19,409       69,417        44,442     44,442       69,417         98,423     98,423    103,345
   15       62,368        18,808      18,808       69,417        45,712     45,712       69,417        107,256    107,256    112,619
   16       65,486        18,224      18,224       69,417        47,018     47,018       69,417        116,842    116,842    122,684
   17       68,761        17,657      17,657       69,417        48,363     48,363       69,417        127,235    127,235    133,596
   18       72,199        17,107      17,107       69,417        49,747     49,747       69,417        138,490    138,490    145,414
   19       75,809        16,573      16,573       69,417        51,172     51,172       69,417        150,679    150,679    158,213
   20       79,599        16,055      16,055       69,417        52,669     52,669       69,417        163,940    163,940    172,137
   25      101,591        13,686      13,686       69,417        60,838     60,838       69,417        249,953    249,953    262,451
   30      129,658        11,646      11,646       69,417        70,417     70,417       71,121        381,989    381,989    385,809
   35      165,480         9,889       9,889       69,417        81,662     81,662       81,662        584,714    584,714    584,714

ASSUMPTIONS:

(1)   ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(2)   VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND CONTRACT FEES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $69,417 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE

            SINGLE                0% HYPOTHETICAL                     6% HYPOTHETICAL                      12% HYPOTHETICAL
            PAYMENT           GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
             PLUS             -----------------------             -----------------------              -----------------------
CONTRACT   INTEREST     ACCOUNT    SURRENDER     DEATH        ACCOUNT    SURRENDER     DEATH        ACCOUNT   SURRENDER     DEATH
  YEAR       AT 5%       VALUE       VALUE      BENEFIT        VALUE       VALUE      BENEFIT        VALUE      VALUE      BENEFIT
  ----       -----       -----       -----      -------        -----       -----      -------        -----      -----      -------
    1        31,500      28,686     25,761       69,417       30,450      27,525       69,417       32,215     29,290       69,417
    2        33,075      27,298     24,448       69,417       30,834      27,984       69,417       34,582     31,732       69,417
    3        34,729      25,862     23,087       69,417       31,180      28,405       69,417       37,160     34,385       69,417
    4        36,465      24,372     22,122       69,417       31,485      29,235       69,417       39,976     37,726       69,417
    5        38,288      22,817     20,642       69,417       31,743      29,568       69,417       43,062     40,887       69,417
    6        40,203      21,177     19,677       69,417       31,938      30,438       69,417       46,453     44,953       69,417
    7        42,213      19,425     18,000       69,417       32,053      30,628       69,417       50,189     48,764       69,417
    8        44,324      17,526     17,526       69,417       32,062      32,062       69,417       54,320     54,320       69,417
    9        46,540      15,437     15,437       69,417       31,937      31,937       69,417       58,914     58,914       69,417
   10        48,867      13,113     13,113       69,417       31,645      31,645       69,417       64,057     64,057       69,417
   11        51,310      10,506     10,506       69,417       31,156      31,156       69,417       69,824     69,824       73,316
   12        53,876       7,565      7,565       69,417       30,434      30,434       69,417       76,120     76,120       79,926
   13        56,569       4,231      4,231       69,417       29,438      29,438       69,417       82,965     82,965       87,113
   14        59,398         431        431       69,417       28,115      28,115       69,417       90,405     90,405       94,925
   15        62,368           0          0            0       26,393      26,393       69,417       98,485     98,485      103,409
   16        65,486           0          0            0       24,167      24,167       69,417      107,254    107,254      112,617
   17        68,761           0          0            0       21,297      21,297       69,417      116,762    116,762      122,600
   18        72,199           0          0            0       17,591      17,591       69,417      127,058    127,058      133,411
   19        75,809           0          0            0       12,795      12,795       69,417      138,194    138,194      145,104
   20        79,599           0          0            0        6,574       6,574       69,417      150,224    150,224      157,736
   25       101,591           0          0            0            0           0            0      225,817    225,817      237,108
   30       129,658           0          0            0            0           0            0      341,178    341,178      344,589
   35       165,480           0          0            0            0           0            0      520,169    520,169      520,169

ASSUMPTIONS:

(1)   ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(2)   VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND CONTRACT FEES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $84,933 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE

            SINGLE               0% HYPOTHETICAL                       6% HYPOTHETICAL                       12% HYPOTHETICAL
            PAYMENT          GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN
             PLUS            -----------------------               -----------------------               -----------------------
CONTRACT   INTEREST     ACCOUNT    SURRENDER      DEATH        ACCOUNT   SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
  YEAR       AT 5%       VALUE       VALUE       BENEFIT        VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  ----       -----       -----       -----       -------        -----      -----      -------        -----        -----      -------
    1       31,500      29,229      26,304       84,933        31,000     28,075      84,933         32,770       29,845      84,933
    2       33,075      28,423      25,573       84,933        31,971     29,121      84,933         35,729       32,879      84,933
    3       34,729      27,638      24,863       84,933        32,975     30,200      84,933         38,957       36,182      84,933
    4       36,465      26,874      24,624       84,933        34,011     31,761      84,933         42,481       40,231      84,933
    5       38,288      26,131      23,956       84,933        35,080     32,905      84,933         46,326       44,151      84,933
    6       40,203      25,407      23,907       84,933        36,184     34,684      84,933         50,522       49,022      84,933
    7       42,213      24,703      23,278       84,933        37,323     35,898      84,933         55,134       53,709      84,933
    8       44,324      24,017      24,017       84,933        38,500     38,500      84,933         60,167       60,167      84,933
    9       46,540      23,349      23,349       84,933        39,714     39,714      84,933         65,659       65,659      84,933
   10       48,867      22,699      22,699       84,933        40,968     40,968      84,933         71,652       71,652      84,933
   11       51,310      22,067      22,067       84,933        42,263     42,263      84,933         78,193       78,193      84,933
   12       53,876      21,451      21,451       84,933        43,599     43,599      84,933         85,345       85,345      89,612
   13       56,569      20,852      20,852       84,933        44,979     44,979      84,933         93,136       93,136      97,793
   14       59,398      20,268      20,268       84,933        46,403     46,403      84,933        101,638      101,638     106,720
   15       62,368      19,700      19,700       84,933        47,873     47,873      84,933        110,916      110,916     116,462
   16       65,486      19,147      19,147       84,933        49,391     49,391      84,933        121,041      121,041     127,093
   17       68,761      18,609      18,609       84,933        50,958     50,958      84,933        132,090      132,090     138,695
   18       72,199      18,085      18,085       84,933        52,606     52,606      84,933        144,148      144,148     151,355
   19       75,809      17,575      17,575       84,933        54,308     54,308      84,933        157,306      157,306     165,171
   20       79,599      17,079      17,079       84,933        56,065     56,065      84,933        171,666      171,666     180,249
   25      101,591      14,788      14,788       84,933        65,740     65,740      84,933        265,688      265,688     278,972
   30      129,658      12,786      12,786       84,933        77,084     77,084      84,933        411,207      411,207     415,319
   35      165,480      11,036      11,036       84,933        90,386     90,386      90,386        636,427      636,427     636,427

ASSUMPTIONS:

(1)   ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(2)   VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND CONTRACT FEES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $84,933 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE

            SINGLE               0% HYPOTHETICAL                      6% HYPOTHETICAL                     12% HYPOTHETICAL
            PAYMENT          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
             PLUS            -----------------------              -----------------------              -----------------------
CONTRACT   INTEREST     ACCOUNT     SURRENDER     DEATH        ACCOUNT    SURRENDER    DEATH        ACCOUNT   SURRENDER    DEATH
  YEAR       AT 5%       VALUE        VALUE      BENEFIT        VALUE       VALUE     BENEFIT        VALUE      VALUE     BENEFIT
  ----       -----       -----        -----      -------        -----       -----     -------        -----      -----     -------
    1       31,500      29,229      26,304       84,933         31,000      28,075    84,933         32,770     29,845      84,933
    2       33,075      28,407      25,557       84,933         31,962      29,112    84,933         35,726     32,876      84,933
    3       34,729      27,554      24,779       84,933         32,909      30,134    84,933         38,914     36,139      84,933
    4       36,465      26,658      24,408       84,933         33,833      31,583    84,933         42,355     40,105      84,933
    5       38,288      25,706      23,531       84,933         34,723      32,548    84,933         46,070     43,895      84,933
    6       40,203      24,677      23,177       84,933         35,565      34,065    84,933         50,085     48,585      84,933
    7       42,213      23,551      22,126       84,933         36,343      34,918    84,933         54,431     53,006      84,933
    8       44,324      22,297      22,297       84,933         37,035      37,035    84,933         59,149     59,149      84,933
    9       46,540      20,874      20,874       84,933         37,613      37,613    84,933         64,285     64,285      84,933
   10       48,867      19,237      19,237       84,933         38,045      38,045    84,933         69,906     69,906      84,933
   11       51,310      17,333      17,333       84,933         38,295      38,295    84,933         76,099     76,099      84,933
   12       53,876      15,100      15,100       84,933         38,325      38,325    84,933         82,978     82,978      87,127
   13       56,569      12,472      12,472       84,933         38,088      38,088    84,933         90,521     90,521      95,047
   14       59,398       9,365       9,365       84,933         37,533      37,533    84,933         98,723     98,723     103,659
   15       62,368       5,671       5,671       84,933         36,586      36,586    84,933        107,635    107,635     113,017
   16       65,486       1,241       1,241       84,933         35,151      35,151    84,933        117,310    117,310     123,175
   17       68,761           0           0            0         33,095      33,095    84,933        127,801    127,801     134,191
   18       72,199           0           0            0         30,235      30,235    84,933        139,163    139,163     146,121
   19       75,809           0           0            0         26,330      26,330    84,933        151,451    151,451     159,024
   20       79,599           0           0            0         21,061      21,061    84,933        164,722    164,722     172,958
   25      101,591           0           0            0              0           0         0        247,945    247,945     260,342
   30      129,658           0           0            0              0           0         0        374,640    374,640     378,386
   35      165,480           0           0            0              0           0         0        571,193    571,193     571,193

ASSUMPTIONS:

(1)   ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(2)   VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND CONTRACT FEES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.